Schedule H, Line 4(i) - Schedule of Assets (Held At End of Year) (Details) - EBP 009	12 Months Ended
Dec. 31, 2025 USD ($) $ / shares shares
EBP, Schedule of Asset Held for Investment [Line Items]
Entity tax identification number	06-0548860
Plan number	009
Total investments	$ 2,548,965,000
Loans to participants	28,158,531
Total	$ 2,577,123,531
Minimum
EBP, Schedule of Asset Held for Investment [Line Items]
Participant loan, interest rate	4.25%
Maximum
EBP, Schedule of Asset Held for Investment [Line Items]
Promissory note maturity period	10 years
Participant loan, interest rate	9.50%
Investment, Identifier [Axis]: American Life | Fixed Maturity
EBP, Schedule of Asset Held for Investment [Line Items]
Total investments	$ 7,742,451
Investment, Identifier [Axis]: Blackrock Institutional Trust Company | Lifepath Index 2030 Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Total investments	186,455,599
Investment, Identifier [Axis]: Blackrock Institutional Trust Company | Lifepath Index 2035 Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Total investments	215,321,891
Investment, Identifier [Axis]: Blackrock Institutional Trust Company | Lifepath Index 2040 Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Total investments	211,538,664
Investment, Identifier [Axis]: Blackrock Institutional Trust Company | Lifepath Index 2045 Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Total investments	151,965,073
Investment, Identifier [Axis]: Blackrock Institutional Trust Company | Lifepath Index 2050 Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Total investments	147,771,280
Investment, Identifier [Axis]: Blackrock Institutional Trust Company | Lifepath Index 2055 Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Total investments	114,671,997
Investment, Identifier [Axis]: Blackrock Institutional Trust Company | Lifepath Index 2060 Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Total investments	64,361,011
Investment, Identifier [Axis]: Blackrock Institutional Trust Company | Lifepath Index 2065 Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Total investments	21,891,048
Investment, Identifier [Axis]: Blackrock Institutional Trust Company | Lifepath Index 2070 Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Total investments	2,437,470
Investment, Identifier [Axis]: Blackrock Institutional Trust Company | Lifepath Index Retirement Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Total investments	173,768,700
Investment, Identifier [Axis]: Empower - MTD Stable Value Fund | Fixed Maturity
EBP, Schedule of Asset Held for Investment [Line Items]
Total investments	19,144,160
Investment, Identifier [Axis]: Harding Loevner | Harding Loevner International Equity A CIT
EBP, Schedule of Asset Held for Investment [Line Items]
Total investments	38,572,548
Investment, Identifier [Axis]: Loomis Sayles | Global Bond Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Total investments	20,701,161
Investment, Identifier [Axis]: Mellon Capital Management Corporation | Bond Market Index Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Total investments	25,016,578
Investment, Identifier [Axis]: Mellon Capital Management Corporation | S&P 500 Index Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Total investments	556,487,847
Investment, Identifier [Axis]: Neuberger Berman | Genesis Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Total investments	66,667,987
Investment, Identifier [Axis]: Pacific Life | Constant Duration
EBP, Schedule of Asset Held for Investment [Line Items]
Total investments	26,417,000
Investment, Identifier [Axis]: Principal/Wells Fargo | Short-Term Investment Fund S
EBP, Schedule of Asset Held for Investment [Line Items]
Total investments	5,738,835
Investment, Identifier [Axis]: RGA | Constant Duration
EBP, Schedule of Asset Held for Investment [Line Items]
Total investments	25,947,841
Investment, Identifier [Axis]: Stanley Black & Decker, Inc. | 1,215,828 shares of Common Stock; par value $2.50 per share
EBP, Schedule of Asset Held for Investment [Line Items]
Total investments	$ 90,311,704
Number of shares (in shares) | shares	1,215,828
Par value per share (in dollars per share) | $ / shares	$ 2.50
Investment, Identifier [Axis]: State Street Global Advisors | Global Equity EX USA Index Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Total investments	$ 62,943,919
Investment, Identifier [Axis]: State Street Global Advisors | Intermediate Govt Cr Bond Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Total investments	11,274,274
Investment, Identifier [Axis]: State Street Global Advisors | U.S. Extended Market Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Total investments	131,836,374
Investment, Identifier [Axis]: State Street Global Advisors | U.S. Total Market Index Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Total investments	105,983,850
Investment, Identifier [Axis]: State Street Global Advisors | US Inflation Protected Bond Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Total investments	13,890,342
Investment, Identifier [Axis]: Transamerica Premier Life | Constant Duration
EBP, Schedule of Asset Held for Investment [Line Items]
Total investments	25,863,205
Investment, Identifier [Axis]: Voya Retirement Insurance & Annuity | Constant Duration
EBP, Schedule of Asset Held for Investment [Line Items]
Total investments	$ 24,242,191